Qualitative and Quantitative Information of Financial Risks - Schedule of Exchange Rate Sensitivity (Details) - Forward Currency Contracts € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Exchange Rate Sensitivity Euro
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ (1,033)	€ (1,032)
Effect on operating profit, decreases due to exchange rate	€ 1,053	€ 1,053
Exchange Rate Sensitivity Euro One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ 211	€ 193
Effect on operating profit, decreases due to exchange rate	€ (215)	€ (197)
Exchange Rate Sensitivity U.S. Dollar
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ (3,037)	€ (3,035)
Effect on operating profit, decreases due to exchange rate	€ 3,225	€ 3,223
Exchange Rate Sensitivity
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ (4,966)	€ (4,962)
Effect on operating profit, decreases due to exchange rate	€ 5,489	€ 5,484
Exchange Rate Sensitivity Euro Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ (42)	€ (122)
Effect on operating profit, decreases due to exchange rate	€ 43	€ 125
Exchange Rate Sensitivity Mexican Pesos
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ 620	€ 567
Effect on operating profit, decreases due to exchange rate	€ (659)	€ (602)
Exchange Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ 1,014	€ 928
Effect on operating profit, decreases due to exchange rate	€ (1,121)	€ (1,025)
Exchange Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ (201)	€ (587)
Effect on operating profit, decreases due to exchange rate	€ 222	€ 649
Exchange Rate Sensitivity China Renminbi
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ (123)	€ (359)
Effect on operating profit, decreases due to exchange rate	€ 130	€ 381